Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,516	$ 50,782	$ 53,739
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of marketable securities	(4,956)	(12,491)	(1,014)
Loss (gain) on early retirement of debt	1,163	10	(4,750)
Co-investments	7,929	1,715	(670)
Amortization expense	11,474	4,828	4,820
Amortization of discount on marketable securities	(4,794)	(3,714)	(3,605)
Amortization of discount on notes receivables	(1,757)	(4,806)	0
Loss on derivative instruments - ineffectiveness	0	2,301	0
Gain on sale of co-investment	(919)	0	(530)
Gain on the sales of real estate	(8,562)	0	(8,729)
Impairment loss and reserve for loan loss	0	0	13,084
Non-cash expense due to cancellation of outperformance plan	0	0	3,807
Depreciation	152,542	129,711	118,522
Equity-based compensation	2,927	3,251	3,412
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,172)	(2,771)	(2,249)
Accounts payable and accrued liabilities	3,620	4,302	(2,364)
Other liabilities	1,560	2,412	114
Net cash provided by operating activities	216,571	175,530	173,587
Additions to real estate:
Acquisitions of real estate	(57,478)	(279,607)	(16,000)
Improvements to recent acquisitions	(16,446)	(6,388)	(3,210)
Redevelopment	(45,130)	(14,096)	(25,812)
Revenue generating capital expenditures	(7,616)	(1,584)	(855)
Non-revenue generating capital expenditures	(26,090)	(29,278)	(25,722)
Acquisition of and additions to real estate under development	(79,194)	(155,267)	(120,844)
Dispositions of real estate	23,003	0	38,178
Changes in restricted cash and refundable deposits	(1,376)	(4,414)	11,995
Purchases of marketable securities	(8,048)	(49,974)	(116,402)
Sales and maturities marketable securities	32,998	102,039	22,964
Proceeds from tax investor	0	1,223	3,762
Purchases of and advances under notes and other receivables	(12,325)	(37,627)	(3,424)
Collections of notes and other receivables	884	1,855	15,728
Contributions to co-investments	(246,106)	(79,450)	(270)
Non-operating distributions from co-investments	17,141	41,700	954
Net cash used in investing activities	(425,783)	(510,868)	(218,958)
Cash flows from financing activities:
Borrowings under debt agreements	1,514,684	1,214,216	453,570
Repayment of debt	(1,435,135)	(882,646)	(199,979)
Additions to deferred charges	(5,533)	(4,109)	(3,935)
Payments to settle derivative instruments	(2,395)	(81,282)	0
Retirement of exchangeable bonds	0	(5,396)	(161,084)
Retirement of common stock	0	0	(20,271)
Net proceeds from issuance of Preferred stock, Series H	71,209	0	0
Retirement of Series D preferred units and Series G Preferred stock	0	0	(91,703)
Retirement of Series B preferred units and Series F Preferred stock	(103,800)	0	0
Equity related issuance cost	(627)	0	0
Net proceeds from stock options exercised	6,986	4,765	943
Net proceeds from issuance of common stock	323,931	251,455	198,511
Contributions from noncontrolling interest	0	4,038	0
Distributions to noncontrolling interest	(16,963)	(24,795)	(22,108)
Redemption of noncontrolling interest	(5,387)	(24,186)	(12,720)
Common and preferred stock dividends paid	(138,622)	(123,629)	(117,102)
Net cash provided by financing activities	208,348	328,431	24,122
Net (decrease) increase in cash and cash equivalents	(864)	(6,907)	(21,249)
Cash and cash equivalents at beginning of year	13,753	20,660	41,909
Cash and cash equivalents at end of year	12,889	13,753	20,660
Supplemental disclosure of cash flow information:
Cash paid for interest, net of $8,240, $9,486, and $10,463 capitalized in 2011, 2010 and 2009, respectively	89,691	83,497	81,878
Supplemental disclosure of noncash investing and financing activities:
Transfer from real estate under development to rental properties	165,214	170,940	92,517
Transfer from real estate under development to co-investments	54,472	0	0
Mortgage notes assumed in connection with purchases of real estate	20,927	87,336	0
Note receivable settled when the company purchased the property securingthe note receivable	0	25,750	0
Change in accrual of dividends	3,206	2,655	1,626
Change in fair value of derivative liabilities	230	1,907	42,973
Change in fair value of marketable securities	2,836	6,670	12,900
Change in construction payable	$ 2,518	$ 1,304	$ 8,278